Average Annual Total Returns - First Trust Health Care AlphaDEX Fund	First Trust Health Care AlphaDEX Fund 1 Year	First Trust Health Care AlphaDEX Fund 5 Years	First Trust Health Care AlphaDEX Fund 10 Years	First Trust Health Care AlphaDEX Fund Since Inception	First Trust Health Care AlphaDEX Fund Inception Date	First Trust Health Care AlphaDEX Fund After tax on distributions 1 Year	First Trust Health Care AlphaDEX Fund After tax on distributions 5 Years	First Trust Health Care AlphaDEX Fund After tax on distributions 10 Years	First Trust Health Care AlphaDEX Fund After tax on distributions Since Inception	First Trust Health Care AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Health Care AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Health Care AlphaDEX Fund After tax on distributions and sale of fund shares 10 Years	First Trust Health Care AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	StrataQuant® Health Care Index (reflects no deduction for fees, expenses or taxes) 1 Year	StrataQuant® Health Care Index (reflects no deduction for fees, expenses or taxes) 5 Years	StrataQuant® Health Care Index (reflects no deduction for fees, expenses or taxes) 10 Years	StrataQuant® Health Care Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Health Care Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Health Care Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Health Care Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Health Care Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000® Health Care Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 1000® Health Care Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell 1000® Health Care Index (reflects no deduction for fees, expenses or taxes) 10 Years		Russell 1000® Health Care Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	27.85%	12.26%	15.49%	13.19%	May 08, 2007	27.85%	12.26%	15.47%	13.17%	16.49%	9.81%	13.18%	11.39%	28.72%	13.00%	16.27%	14.00%	20.96%	15.60%	14.01%	9.38%	13.45%	11.63%	15.88%	10.78%	17.05%	[1]	12.41%	[1]	16.49%	[1]	[1]

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.